FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	¥ 33,664,547	¥ 35,731,594
Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	31,503,462
Credit risk | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,055,178
Credit risk | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,907,445
Credit risk | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,443,249
Credit risk | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,767,625
Credit risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	16,816,684
Credit risk | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	513,281
Credit risk | 12-month expected credit losses
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	20,669,573
Credit risk | 12-month expected credit losses | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,409,640
Credit risk | 12-month expected credit losses | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,443,249
Credit risk | 12-month expected credit losses | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	16,816,684
Credit risk | Lifetime expected credit losses | Financial instruments not credit-impaired
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	107,559
Credit risk | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	107,559
Credit risk | Lifetime expected credit losses | Financial instruments credit-impaired
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,903,527
Credit risk | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,390,246
Credit risk | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	513,281
Credit risk | Simplified
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	6,822,803
Credit risk | Simplified | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,055,178
Credit risk | Simplified | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	¥ 1,767,625